Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance for doubtful accounts (in Dollars)	$ 166	$ 168
Common Class A [Member]
Par Value (in Dollars per share)	$ 0.01	$ 0.01
Common Stock, shares authorized	10,500,000	10,500,000
Common Stock, shares issued	3,191,100	3,191,038
Common Stock, shares outstanding	3,191,100	3,191,038
Common Class B [Member]
Par Value (in Dollars per share)	$ 0.01	$ 0.01
Common Stock, shares authorized	1,000,000	1,000,000
Common Stock, shares issued	612,231	612,293
Common Stock, shares outstanding	612,231	612,293